TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Details 6) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for EPS:
Income (loss) from continuing operations									$ 18,863,000,000	$ 12,930,000,000	$ (12,387,000,000)
Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	96,000,000	145,000,000	141,000,000	252,000,000	403,000,000	388,000,000	508,000,000	519,000,000	634,000,000	1,818,000,000	140,000,000
Other	27,000,000	19,000,000	64,000,000	(55,000,000)	112,000,000	104,000,000	20,000,000	119,000,000	55,000,000	355,000,000	(1,576,000,000)
Total net income (loss) from continuing operations attributable to noncontrolling interests	123,000,000	164,000,000	205,000,000	197,000,000	515,000,000	492,000,000	528,000,000	638,000,000	689,000,000	2,173,000,000	(1,436,000,000)
Net income (loss) attributable to AIG from continuing operations									18,174,000,000	10,757,000,000	(10,951,000,000)
Income (loss) from discontinued operations	140,000,000	(221,000,000)	(37,000,000)	2,585,000,000	3,574,000,000	(1,869,000,000)	(2,645,000,000)	295,000,000	2,467,000,000	(645,000,000)	2,661,000,000
Net income from discontinued operations attributable to noncontrolling interests									19,000,000	54,000,000	72,000,000
Net income (loss) attributable to AIG from discontinued operations									2,448,000,000	(699,000,000)	2,589,000,000
Cumulative dividends on AIG Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share											(1,204,000,000)
Preferred stock, par value (in dollars per share)	$ 5.00								$ 5.00
Net income (loss) attributable to AIG common shareholders from continuing operations, applicable to common stock for EPS									17,362,000,000	21,488,000,000	(12,246,000,000)
Net income (loss) attributable to AIG common shareholders from discontinued operations, applicable to common stock for EPS									2,448,000,000	(142,000,000)	2,589,000,000
Denominator for EPS:
Weighted average shares outstanding - basic	1,898,734,116	1,899,500,628	1,836,713,069	1,557,748,353	138,395,856	135,879,125	135,813,034	135,658,680	1,799,385,757	136,585,844	135,324,896
Dilutive shares									72,740	63,436
Weighted average shares outstanding - diluted	1,898,845,071	1,899,500,628	1,836,771,513	1,557,748,353	138,447,775	135,879,125	135,813,034	135,724,939	1,799,458,497	136,649,280	135,324,896
Basic:
Income (loss) from continuing operations (in dollars per share)	$ 11.24	$ (1.99)	$ 1.03	$ (1.34)	$ 15.30	$ (6.23)	$ (1.52)	$ 2.26	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)	$ 0.07	$ (0.11)	$ (0.03)	$ 1.65	$ 5.28	$ (13.85)	$ (19.56)	$ 0.42	$ 1.36	$ (1.04)	$ 19.14
Diluted:
Income (loss) from continuing operations (in dollars per share)	$ 11.24	$ (1.99)	$ 1.03	$ (1.34)	$ 15.30	$ (6.23)	$ (1.52)	$ 2.26	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)	$ 0.07	$ (0.11)	$ (0.03)	$ 1.65	$ 5.28	$ (13.85)	$ (19.56)	$ 0.42	$ 1.36	$ (1.04)	$ 19.14
Number of shares excluded from diluted shares outstanding because the effect would have been anti-dilutive									76,000,000	11,000,000	12,000,000
Common stock included in consideration transferred to the Department of the Treasury (in shares)	1,092,169,866								1,092,169,866
Redeemable SPV Preferred Interests included in consideration transferred to the Department of the Treasury	20,200,000,000								20,200,000,000
Series D
Net income (loss) from continuing operations attributable to noncontrolling interests:
Deemed dividend to AIG Preferred Stock											(91,000,000)
Series C
Net income (loss) from continuing operations attributable to noncontrolling interests:
Net income (loss) attributable to AIG from continuing operations										(8,569,000,000)
Income (loss) from discontinued operations										(557,000,000)
Series E and F
Net income (loss) from continuing operations attributable to noncontrolling interests:
Deemed dividend to AIG Preferred Stock									$ (812,000,000)